As filed with the Securities and Exchange Commission on May 3, 2018

Registration No. 002-99584

Registration No. 811-04379

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 58	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 61	☒

PLAN INVESTMENT FUND, INC.

(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (630) 472-7700

SUSAN A. PICKAR

President and Chief Executive Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P.C.

222 North LaSalle Street, Suite 2600

Chicago, Illinois 60601

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Participation Certificates.

EXPLANATORY NOTE

This Post-Effective Amendment No. 58 to Registration Statement on Form N-1A No. 002-99584 of Plan Investment Fund, Inc. is filed for the sole purpose of submitting the XBRL Interactive Data File exhibit for the Risk/Return Summaries of the Government Portfolio and Money Market Portfolio filed as part of the Post-Effective Amendment No. 57 on April 30, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 58 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 58 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Oakbrook Terrace, State of Illinois, on the 3rd day of May, 2018.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Susan A. Pickar, President and Chief Executive Officer

ATTEST:

/s/ Alexander D. Hudson
Alexander D. Hudson,
Operating Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 58 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Susan A. Pickar	President and Chief Executive Officer (Principal Executive Officer)	May 3, 2018
Susan A. Pickar

/s/ Christopher W. Roleke	Treasurer (Principal Financial and Accounting Officer)	May 3, 2018
Christopher W. Roleke

*Nicholas G. Chiarello	Trustee	May 3, 2018
Nicholas G. Chiarello

*William A. Coats	Trustee	May 3, 2018
William A. Coats

*W. Dennis Cronin	Trustee	May 3, 2018
W. Dennis Cronin

*John F. Giblin	Trustee	May 3, 2018
John F. Giblin

*Robert J. Kolodgy	Trustee	May 3, 2018
Robert J. Kolodgy

*Jeffery T. Leber	Trustee	May 3, 2018
Jeffery T. Leber

*Carl R. McDonald	Trustee	May 3, 2018
Carl R. McDonald

*Michael J. Mizeur	Trustee	May 3, 2018
Michael J. Mizeur

*Michael A. Murray	Trustee	May 3, 2018
Michael A. Murray

*John E.Q. Orner	Trustee	May 3, 2018
John E.Q. Orner

*Vincent P. Price	Trustee	May 3, 2018
Vincent P. Price

*Cynthia M. Vice	Trustee	May 3, 2018
Cynthia M. Vice

*Ralph Woodard, Jr.	Trustee	May 3, 2018
Ralph Woodard, Jr.

*	Executed on behalf of the indicated Trustees by Susan A. Pickar, duly appointed attorney-in-fact.

By:	/s/ Susan A. Pickar
Susan A. Pickar,
Attorney-in-fact

EXHIBITS

101	Risk/Return Summary of Registrant’s Prospectus as an Interactive Data File using eXtensible Business Reporting Language